Private Placement Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Private Placement Warrants [Abstract]
Private Placement Warrants

Note 4 — Private Placement Warrants

On October 19, 2021, simultaneously with the consummation of the Initial Public Offering, the Company consummated the issuance and sale of 7,133,333 Private Placements Warrants in a private placement transaction at a price of $0.75 per Private Placement Warrant, generating gross proceeds of $5,350,000. Each whole Private Placement Warrant will be exercisable to purchase three quarters of one share of Common Stock at a price of $11.50 per share. A portion of the proceeds from the Private Placement Warrants will be added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Warrants and all underlying securities will be worthless.

Note 4 — Private Placement Warrants

On October 19, 2021, simultaneously with the consummation of the Initial Public Offering, the Company consummated the issuance and sale of 7,133,333 Private Placements Warrants in a private placement transaction at a price of $0.75 per Private Placement Warrant, generating gross proceeds of $5,350,000. Each whole Private Placement Warrant will be exercisable to purchase three quarters of one share of Common Stock at a price of $11.50 per share. A portion of the proceeds from the Private Placement Warrants will be added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Warrants and all underlying securities will be worthless.